ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 21, 2023
FILED VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668) Range Cancer Therapeutics ETF (the “Fund”) (S000050740)
Dear Sir or Madam:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 926 and Amendment No. 927 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purposes of this filing are to: (i) reflect changes previously communicated to shareholders in a 497 filed on August 28, 2023 and in a supplement filed on June 8, 2023; and (ii) make certain other non-material changes to the Fund’s Prospectus and Statement of Additional Information. The Trust plans to request accelerated effectiveness of the registration statement following Staff review of this filing.
If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund